Shareholder Fees {- Strategic Advisers Municipal Bond Fund}	Jun. 16, 2021 USD ($)
NF_05.31 Strategic Advisers Municipal Bond Fund Pro-01 | Strategic Advisers Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none